Income Tax (Details) - Schedule of pre-tax income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) - Schedule of pre-tax income [Line Items]
Total	$ 256,710	$ 184,011	$ 143,756
Domestic (Israel) [Member]
Income Tax (Details) - Schedule of pre-tax income [Line Items]
Total	181,953	137,213	106,974
Foreign [Member]
Income Tax (Details) - Schedule of pre-tax income [Line Items]
Total	$ 47,757	$ 46,798	$ 36,782